Intangible Assets - Schedule of Impairment Charge From Possible Change in Assumptions (Details)	12 Months Ended
Dec. 31, 2020
Reynolds American Inc. | Reynolds Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	1.10%
Reynolds American Inc. | Reynolds Goodwill | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	0.056
Reynolds American Inc. | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	2.40%
Reynolds American Inc. | Newport | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	0.162
Imperial Tobacco Canada
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Increase in pre-tax discount rate by	10.10%
Imperial Tobacco Canada | Decrease in Revenue
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	0.205